                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-2677

                      (Investment Company Act File Number)

                   Federated Municipal Securities Fund, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  3/31/07

              Date of Reporting Period:  Six months ended 9/30/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Municipal Securities Fund, Inc.

Established 1976

30TH SEMI- ANNUAL SHAREHOLDER REPORT

September 30, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2006		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.59		$10.65	$10.83	$10.75	$10.22	$10.45
Income From Investment Operations:
Net investment income	0.23		0.46 [1]	0.45	0.43 [1]	0.47 [1]	0.47
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.10		(0.05)	(0.17)	0.08	0.53	(0.23)
TOTAL FROM INVESTMENT OPERATIONS	0.33		0.41	0.28	0.51	1.00	0.24
Less Distributions:
Distributions from net investment income	(0.23)		(0.47)	(0.46)	(0.43)	(0.47)	(0.47)
Net Asset Value, End of Period	$10.69		$10.59	$10.65	$10.83	$10.75	$10.22
Total Return [2]	3.21%		3.93%	2.64%	4.88%	9.91%	2.31%

Ratios to Average Net Assets:
Net expenses	0.86	% [3]	0.84%	0.85%	0.85%	0.85%	0.86%
Net investment income	4.35	% [3]	4.31%	4.14%	4.03%	4.41%	4.52%
Expense waiver/reimbursement [4]	0.14	% [3]	0.14%	0.14%	0.14%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$430,109		$436,026	$423,632	$467,681	$466,097	$450,049
Portfolio turnover	10%		25%	30%	46%	54%	35%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2006		2006		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$10.59		$10.65		$10.83		$10.75		$10.22	$10.45
Income From Investment Operations:
Net investment income	0.20		0.37	[1]	0.38		0.34	[1]	0.37 [1]	0.38
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.09		(0.05)		(0.20)		0.08		0.53	(0.23)
TOTAL FROM INVESTMENT OPERATIONS	0.29		0.32		0.18		0.42		0.90	0.15
Less Distributions:
Distributions from net investment income	(0.19)		(0.38)		(0.36)		(0.34)		(0.37)	(0.38)
Net Asset Value, End of Period	$10.69		$10.59		$10.65		$10.83		$10.75	$10.22
Total Return [2]	2.75%		3.01%		1.73%		3.95%		8.94%	1.41%

Ratios to Average Net Assets:
Net expenses	1.75	% [3]	1.73%		1.74%		1.74%		1.74%	1.75%
Net investment income	3.46	% [3]	3.41%		3.25%		3.14%		3.52%	3.63%
Expense waiver/reimbursement [4]	0.00	% [3,5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$29,606		$33,002		$43,150		$60,714		$77,381	$71,429
Portfolio turnover	10%		25%		30%		46%		54%	35%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended March 31,
	9/30/2006		2006		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$10.59		$10.65		$10.83		$10.75		$10.22	$10.45
Income From Investment Operations:
Net investment income	0.19		0.37	[1]	0.35		0.34	[1]	0.37 [1]	0.38
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.10		(0.05)		(0.17)		0.08		0.53	(0.23)
TOTAL FROM INVESTMENT OPERATIONS	0.29		0.32		0.18		0.42		0.90	0.15
Less Distributions:
Distributions from net investment income	(0.19)		(0.38)		(0.36)		(0.34)		(0.37)	(0.38)
Net Asset Value, End of Period	$10.69		$10.59		$10.65		$10.83		$10.75	$10.22
Total Return [2]	2.76%		3.01%		1.73%		3.95%		8.94%	1.41%

Ratios to Average Net Assets:
Net expenses	1.75	% [3]	1.73%		1.74%		1.74%		1.74%	1.75%
Net investment income	3.46	% [3]	3.41%		3.25%		3.14%		3.52%	3.63%
Expense waiver/reimbursement [4]	0.00	% [3,5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$13,108		$13,739		$13,039		$14,486		$13,324	$9,188
Portfolio turnover	10%		25%		30%		46%		54%	35%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 to September 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 4/1/2006	Ending Account Value 9/30/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,032.10	$4.38
Class B Shares	$1,000	$1,027.50	$8.89
Class C Shares	$1,000	$1,027.60	$8.90
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.76	$4.36
Class B Shares	$1,000	$1,016.29	$8.85
Class C Shares	$1,000	$1,016.29	$8.85

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.86%
Class B Shares	1.75%
Class C Shares	1.75%

Portfolio of Investments Summary Table

At September 30, 2006, the Fund's sector composition 1 was as follows:

Sector	Percentage of Total Net Assets
Insured	24.0%
Refunded	19.3%
Hospital	15.5%
Industrial Development Bond/Pollution Control Revenue	6.9%
Single Family Housing	4.2%
Senior Care	4.0%
Electric and Gas	3.8%
General Obligation-State	3.8%
Education	3.3%
Transportation	2.2%
Special Tax	2.1%
Tobacco	2.1%
Other [2]	7.4%
Other Assets and Liabilities--Net [3]	1.4%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party, (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Prerefunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications which constitute less than 2.0% of the Fund's total net assets have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

September 30, 2006 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--97.7%
		Alabama--1.4%
$1,000,000		Alabama Agricultural & Mechanical University, Revenue Bonds (Series 1998), 5.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.15%), 11/1/2016	$1,038,240
1,400,000		Camden, AL IDB, Exempt Facilities Revenue Refunding Bonds (Series 2003A), 6.125% (Weyerhaeuser Co.), 12/1/2024	1,528,898
3,000,000		Mobile County, AL IDA, IDRBs (Series 2000), 6.875% TOBs (Ipsco, Inc.), Mandatory Tender 5/1/2010	3,186,780
1,000,000		Tuscaloosa, AL, UT GO Warrants (Series 2000), 5.75% (Original Issue Yield: 5.90%), 1/1/2020	1,068,920
		TOTAL	6,822,838
		Arizona--0.8%
1,810,000		Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance INS), 12/1/2030	1,884,192
2,000,000		Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset Assurance INS), 12/1/2035	2,074,340
		TOTAL	3,958,532
		Arkansas--0.2%
1,000,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center)/(Original Issue Yield: 5.90%), 6/1/2021	1,066,820
		California--8.2%
1,825,000		California Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (California College of the Arts), 6/1/2030	1,867,431
1,000,000	[1]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	1,057,090
3,000,000	[1]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management, Inc.), 11/1/2023	3,130,170
1,760,000		California State Department of Veteran Affairs, Home Purpose Revenue Bonds (Series 1997C), 5.50%, 12/1/2019	1,854,934
5,000,000	[1,2]	California State, Economic Recovery Revenue Bonds Trust Program (Series 929) RITES, 6.53% (California State Fiscal Recovery Fund), 7/1/2013	5,962,300
1,585,000		California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010 @101), 5/1/2030	1,718,235
515,000		California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010 @101), 5/1/2030	558,836
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$915,000		California State, UT GO Bonds, 5.75% (United States Treasury PRF 5/1/2010 @101), 5/1/2030	$994,504
235,000		California State, UT GO Bonds, 5.75%, 5/1/2030	251,898
3,000,000		California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	3,200,940
2,000,000		California State, Various Purpose UT GO Bonds, 5.25% (Original Issue Yield: 5.32%), 11/1/2025	2,145,260
1,495,000		California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2013	1,599,739
1,930,000		California Statewide Communities Development Authority, COP, 6.00% (Sutter Health)/(FSA INS), 8/15/2015	2,076,718
2,000,000		Chula Vista, CA, IDRBs (Series 1992D), 5.00% (San Diego Gas & Electric Company), 12/1/2027	2,103,100
1,000,000		Golden State Tobacco Securitization Corp., CA, (Series A-4), 7.80%, 6/1/2042	1,219,870
3,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	3,397,080
1,350,000		Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	1,363,905
1,500,000		University of California, General Revenue Bonds, (Series A), 5.125% (AMBAC INS), 5/15/2020	1,619,985
2,500,000		University of California, Hospital Revenue Bonds (Series 2004A), 5.25% (UCLA Medical Center)/(AMBAC INS), 5/15/2030	2,657,775
		TOTAL	38,779,770
		Colorado--1.6%
760,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.25% (Evangelical Lutheran Good Samaritan Society)/(Original Issue Yield: 5.48%), 6/1/2034	790,483
430,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	455,039
5,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.25% (Covenant Retirement Communities, Inc.), 12/1/2025	5,214,000
1,000,000		Westminster, CO, Sales & Use Tax Revenue Refunding Bonds, (Series A), 5.60%, 12/1/2016	1,040,000
		TOTAL	7,499,522
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Connecticut--0.4%
$600,000		Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.125% (Eastern Connecticut Health Network)/(Radian Asset Assurance INS), 7/1/2030	$631,284
1,000,000		New Haven, CT, UT GO Bonds, (Series B), 5.75% (United States Treasury PRF 11/1/2009 @101)/(Original Issue Yield: 5.83%), 11/1/2018	1,073,980
		TOTAL	1,705,264
		Delaware--0.7%
800,000		Delaware Health Facilities Authority, Revenue Refunding Bonds (Series 2004A), 5.50% (Beebe Medical Center), 6/1/2024	857,800
2,500,000		Delaware State, UT GO (Series 2000A), 5.25% (United States Treasury PRF 4/1/2010 @100)/(Original Issue Yield: 5.40%), 4/1/2016	2,641,450
		TOTAL	3,499,250
		District of Columbia--1.8%
5,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC INS), 2/1/2035	5,239,150
3,000,000	[1,2]	District of Columbia, RITES (PA-1343), 6.05514% (AMBAC INS), 6/1/2023	3,372,420
		TOTAL	8,611,570
		Florida--3.1%
1,000,000		Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.50% (Nova Southeastern University), 4/1/2024	1,055,280
665,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Escrowed In Treasuries COL)/(Original Issue Yield: 9.173%), 6/1/2014	894,910
4,335,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	5,317,788
3,000,000		Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 10.105%), 7/1/2014	3,954,930
1,000,000		Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC INS), 7/1/2013	1,090,070
2,255,000		St. Johns County, FL IDA, First Mortgage Revenue Bonds (Series 2004A), 5.85% (Presbyterian Retirement Communities), 8/1/2024	2,456,868
		TOTAL	14,769,846
		Georgia--1.7%
615,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	634,341
1,850,000		Bibb County, GA Development Authority, Revenue Bonds, (Series 1991 IR-1), 4.85% (Temple-Inland, Inc.), 12/1/2009	1,871,164
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Georgia--continued
$1,000,000		Chatham County, GA Hospital Authority, Hospital Improvement Revenue Bonds (Series 2004A), 5.75% (Memorial Health University Medical Center), 1/1/2029	$1,090,130
2,000,000		Floyd County, GA Development Authority, Environmental Revenue Bonds, 5.70% (Temple-Inland, Inc.), 12/1/2015	2,100,060
2,000,000		Savannah, GA EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.)/(United States Treasury PRF 10/1/2009 @102), 10/1/2019	2,209,440
		TOTAL	7,905,135
		Illinois--1.6%
1,000,000		Chicago, IL Public Building Commission, Revenue Bonds, (Series A), 7.00% (Escrowed In Treasuries COL)/(Original Issue Yield: 7.125%), 1/1/2020	1,282,560
1,500,000		Illinois Finance Authority, Revenue Refunding Bonds, 5.25% (OSF Health Care Systems)/(Original Issue Yield: 5.30%), 11/15/2023	1,578,795
3,750,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2031	3,867,338
1,000,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.), 8/1/2029	1,012,430
		TOTAL	7,741,123
		Indiana--3.7%
1,000,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.) Mandatory tender 12/2/2011	1,067,020
3,000,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25% (Baptist Homes of Indiana), 11/15/2035	3,125,910
2,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2004A), 6.25% (Community Foundation of Northwest Indiana), 3/1/2025	2,180,180
1,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 5.25% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 5.50%), 2/15/2022	1,023,210
2,200,000		Indiana Health Facility Financing Authority, Revenue Bonds (Series 2004A), 5.375% (Deaconess Hospital)/(AMBAC INS), 3/1/2029	2,363,306
950,000		Indiana State HFA, SFM Revenue Bonds (Series A), 5.30% (GNMA COL Home Mortgage Program GTD), 7/1/2022	978,700
1,500,000		Indiana State Office Building Commission Capitol Complex, Revenue Bonds (Series 1990A: Senate Avenue Parking Facility), 7.40% (MBIA Insurance Corp. INS)/(Original Issue Yield: 7.488%), 7/1/2015	1,860,420
2,500,000		Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx Corp.), 1/15/2017	2,636,675
2,000,000		St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	2,045,060
		TOTAL	17,280,481
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Iowa--0.7%
$1,000,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.50% (Care Initiatives), 7/1/2025	$1,049,170
1,020,000	[1,2]	Iowa Finance Authority, SFM Revenue Bonds (ROLs II-R639), 6.507% (GNMA COL Home Mortgage Program COL), 7/1/2037	1,054,221
1,000,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 5.625% (Ridgecrest Village), 11/15/2018	1,041,260
		TOTAL	3,144,651
		Kansas--0.3%
1,150,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(Original Issue Yield: 5.62%), 9/1/2022	1,226,383
		Louisiana--1.7%
5,000,000		De Soto Parish, LA Environmental Improvement Authority, Revenue Refunding Bonds (Series 2005A), 4.75% (International Paper Co.), 3/1/2019	4,976,650
3,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%), 10/1/2022	3,005,310
		TOTAL	7,981,960
		Massachusetts--5.2%
5,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2000B), 6.00% (United States Treasury PRF 6/1/2010 @100), 6/1/2016	5,418,000
1,830,000		Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75% (United States Treasury PRF 7/1/2010 @100), 7/1/2016	1,970,947
170,000		Massachusetts Bay Transportation Authority General Transportation System, Special Assessment Bonds, 5.75%, 7/1/2016	182,165
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System)/(Original Issue Yield: 6.60%), 7/1/2034	2,117,100
790,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.35% (Milford-Whitinsville Hospital)/(Original Issue Yield: 6.38%), 7/15/2032	845,569
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford-Whitinsville Hospital), 7/15/2023	1,091,550
4,550,000		Massachusetts HEFA, Revenue Bonds (Series 2005E), 5.00% (Emerson Hospital)/(Radian Asset Assurance INS), 8/15/2025	4,741,828
2,000,000		Massachusetts State Development Finance Agency, Revenue Bonds, 5.00% (Seven Hills Foundation & Affiliates)/(Radian Asset Assurance INS), 9/1/2035	2,068,300
1,250,000		Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds, 5.45% (Waste Management, Inc.), 6/1/2014	1,332,338
40,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 6) Revenue Bonds Unrefunded, 5.25% (Original Issue Yield: 5.50%), 8/1/2019	42,383
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Massachusetts--continued
$2,460,000		Massachusetts Water Pollution Abatement Trust Pool, Program Series 6 Revenue Bonds Prerefunded, 5.25% (United States Treasury PRF 8/1/2010 @101)/(Original Issue Yield: 5.50%), 8/1/2019	$2,630,872
1,000,000		Springfield, MA, UT GO Refunding Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.12%), 11/15/2018	1,039,120
1,000,000		Sterling, MA, UT GO Bonds, 6.00% (FGIC INS), 2/15/2020	1,086,170
		TOTAL	24,566,342
		Michigan--4.6%
2,090,000		Cornell Township MI, Economic Development Corp., Revenue Refunding Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012 @100), 5/1/2018	2,328,929
2,515,000		Delta County, MI Economic Development Corp., Environmental Improvement Revenue Refunding Bonds (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012 @100), 4/15/2027	2,846,955
1,000,000		Dexter, MI Community Schools, UT GO Bonds, 5.10% (FGIC INS), 5/1/2018	1,104,120
500,000		Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.20% (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.45%), 1/1/2025	519,360
150,000		Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.50% (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.70%), 1/1/2037	155,976
2,000,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.00% (Metropolitan Hospital), 7/1/2035	2,197,500
2,390,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Clean Water Revolving Fund)/(United States Treasury PRF 10/1/2010 @101), 10/1/2015	2,616,070
2,595,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Drinking Water Revolving Fund)/(United States Treasury PRF 10/1/2010 @101), 10/1/2015	2,835,375
1,500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	1,650,510
1,000,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI)/(Original Issue Yield: 5.67%), 3/1/2022	1,062,900
1,000,000		Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	1,046,160
2,000,000		Michigan State, Environmental Protection Program UT GO Bonds, 5.25% (United States Treasury PRF 11/1/2010 @100)/(Original Issue Yield: 5.34%), 11/1/2018	2,128,280
1,000,000		Northern Michigan University, Revenue Bonds, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.35%), 12/1/2020	1,028,430
		TOTAL	21,520,565
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Minnesota--0.2%
$1,000,000		St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 1997A), 5.70% (Health East, Inc.)/(Original Issue Yield: 5.756%), 11/1/2015	$1,031,680
		Mississippi--0.4%
2,050,000		Mississippi Business Finance Corp., Refunding PCRBs, 5.90% (System Energy Resources, Inc.)/(Original Issue Yield: 5.93%), 5/1/2022	2,060,394
		Missouri--0.4%
605,000	[1]	Kansas City, MO IDA, MFH Revenue Bonds, 6.70% (Woodbridge Apartments Project), 8/1/2015	600,166
1,335,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	1,360,312
		TOTAL	1,960,478
		Nebraska--0.4%
1,600,000	[1,2]	Nebraska Investment Finance Authority, Residual Interest Trust Receipts (Series 2006-K52), 6.678% (GNMA Home Mortgage Program COL), 9/1/2028	1,714,112
		Nevada--0.4%
1,000,000		Henderson, NV, Health Facility Revenue Bonds (Series 2004A), 5.625% (Catholic Healthcare West)/(Original Issue Yield: 5.72%), 7/1/2024	1,079,680
250,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.10% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.15%), 3/1/2022	251,435
600,000		Henderson, NV, Local Improvement District No. T-16 LT Obligation Improvement Bonds, 5.125% (Falls at Lake Las Vegas LID No. T-16)/(Original Issue Yield: 5.20%), 3/1/2025	602,532
		TOTAL	1,933,647
		New Hampshire--0.4%
1,685,000		New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds (Series 2004), 5.375% (Covenant Health Systems)/(Original Issue Yield: 5.50%), 7/1/2024	1,796,968
		New Jersey--2.1%
1,100,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.75%), 11/1/2024	1,189,991
650,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (Series 2005A), 5.50% (Children's Specialized Hospital), 7/1/2030	685,965
5,000,000	[1,2]	New Jersey State Transportation Trust Fund Authority, RITES (PA-1204), 7.03507% (FSA INS), 12/15/2013	6,382,500
1,500,000		Newark, NJ Housing Authority, Revenue Bonds (Series 2004), 5.25% (Port Authority-Port Newark Marine Terminal)/(MBIA Insurance Corp. INS), 1/1/2022	1,616,970
		TOTAL	9,875,426
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--13.3%
$700,000		Albany County, NY IDA, IDRBs (Series 2004A), 5.625% (Albany College of Pharmacy), 12/1/2034	$734,986
2,000,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035	2,079,380
2,000,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.25% (Hofstra University), 7/1/2018	2,129,540
5,000,000	[1,2]	Metropolitan Transportation Authority, NY, MTA State Service Contract RITES (PA-1042R), 7.03507% (New York State)/(MBIA Insurance Corp. INS), 1/1/2010	5,930,300
4,000,000		New York City, NY IDA, CPI PILOT Revenue Bonds (Series 2006), 5.005% (Yankee Stadium LLC)/(FGIC INS), 3/1/2021	4,037,320
3,000,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3,190,230
4,000,000		New York City, NY IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	4,116,120
300,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2024	324,135
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Fiscal 2005 Series C), 5.00%, 6/15/2030	3,159,960
3,000,000		New York City, NY Transitional Finance Authority, Revenue Bonds (Series 2000C), 5.50% (United States Treasury PRF 5/1/2010 @101)/(Original Issue Yield: 5.68%), 11/1/2020	3,228,150
2,000,000	[1,2]	New York City, NY, RITES (PA-1349), 6.58712% (MBIA Insurance Corp. INS), 8/1/2018	2,470,680
1,695,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50% (United States Treasury PRF 6/1/2013@100), 6/1/2023	1,883,043
290,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50%, 6/1/2023	314,705
2,500,000		New York State Dormitory Authority, Revenue Bonds (Series A), 5.50% (University of Rochester, NY)/(Original Issue Yield: 5.60%), 7/1/2016	2,650,800
5,000,000		New York State Dormitory Authority, Revenue Bonds, 6.00% (State University of New York)/(MBIA Insurance Corp. INS), 5/15/2016	5,450,150
1,510,000		New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25% (Escrowed In Treasuries COL), 6/15/2014	1,564,088
990,000		New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25%, 6/15/2014	1,024,957
3,315,000		New York State Mortgage Agency, Mortgage Revenue Bonds (Twenty-Ninth Series), 5.40%, 10/1/2022	3,424,229
4,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contract Revenue Bonds (Series A-2), 5.375% (New York State)/(United States Treasury PRF 4/1/2008 @101), 4/1/2016	4,148,800
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$1,015,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (Escrowed In Treasuries COL), 6/1/2014	$1,159,648
1,985,000		Suffolk County, NY Water Authority, Water System Revenue Bonds (Series 1994), 6.00% (MBIA Insurance Corp. INS), 6/1/2014	2,283,544
2,000,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.00% (Original Issue Yield: 5.125%), 6/1/2026	2,039,060
5,320,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds (Series 1999B), 5.75% (Escrowed In Treasuries COL), 1/1/2015	5,718,149
		TOTAL	63,061,974
		North Carolina--1.8%
2,000,000		Gaston County, NC Industrial Facilities and PCFA, Exempt Facilities Revenue Bonds, 5.75% (National Gypsum Co.), 8/1/2035	2,115,380
3,000,000		North Carolina Eastern Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series D), 5.125% (Original Issue Yield: 5.25%), 1/1/2023	3,119,280
1,640,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 13-A), 5.25%, 1/1/2022	1,685,658
1,600,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	1,731,776
		TOTAL	8,652,094
		Ohio--4.5%
1,700,000		Cleveland, OH Municipal School District, UT GO Bonds, 5.25% (FSA INS), 12/1/2024	1,846,132
400,000		Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.125% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.25%), 7/1/2035	410,180
3,000,000		Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017	3,072,000
580,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002A-2), 5.50% (GNMA COL Home Mortgage Program LOC), 9/1/2022	605,340
4,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	4,117,880
4,135,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series 1999A), 5.75% (United States Treasury PRF 2/1/2010 @101), 2/1/2017	4,456,951
5,500,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series A), 5.50% (United States Treasury PRF 2/1/2010 @101)/(Original Issue Yield: 5.65%), 2/1/2019	5,885,330
775,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032	844,851
		TOTAL	21,238,664
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Oklahoma--0.2%
$1,000,000		Tulsa, OK Industrial Authority, Revenue Bonds, (Series A), 6.00% (University of Tulsa)/(MBIA Insurance Corp. INS), 10/1/2016	$1,139,550
		Oregon--0.3%
1,500,000		Clackamas County, OR Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	1,580,670
		Pennsylvania--5.1%
3,000,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	3,549,780
1,280,000		Allegheny County, PA HDA, Revenue Refunding Bonds (Series 1998A), 5.125% (South Hills Health System)/(Original Issue Yield: 5.40%), 5/1/2029	1,282,547
1,085,000		Allegheny County, PA IDA, Environmental Improvement Revenue Refunding Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,139,716
4,000,000	[1,2]	Delaware Valley, PA Regional Finance Authority, RITES (PA-1029), 7.53507%, 7/1/2017	5,138,240
2,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2002-73A), 5.45%, 10/1/2032	2,066,040
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	1,092,780
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	5,538,050
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25% (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032	1,023,370
2,000,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.13% (Indiana University of PA)/(XL Capital Assurance Inc. INS), 7/1/2039	2,132,340
1,000,000		Pittsburgh & Allegheny County PA Public Auditorium Hotel Room Authority, Public Auditorium Hotel Room Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.15%), 2/1/2017	1,042,590
		TOTAL	24,005,453
		Puerto Rico--1.0%
4,500,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (XL Capital Assurance Inc. INS)/(Original Issue Yield: 5.27%), 7/1/2022	4,865,580
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Rhode Island--0.6%
$340,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, 6.38% (Lifespan Obligated Group)/(Original Issue Yield: 6.58%), 8/15/2021	$375,350
2,160,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds, 6.38% (Lifespan Obligated Group)/(United States Treasury PRF 8/15/2012 @100)/(Original Issue Yield: 6.58%), 8/15/2021	2,468,729
		TOTAL	2,844,079
		South Carolina--2.3%
3,000,000		Kershaw County. SC Public Schools Foundation, Installment Purchase Revenue Bonds (Series 2006), 5.00% (Kershaw County, SC School District)/(CDC IXIS Financial Guaranty N.A. INS), 12/1/2030	3,151,170
1,395,000		Lexington County, SC Health Services District, Inc., Hospital Revenue Bonds (Series 2004), 6.00% (Lexington Medical Center), 5/1/2019	1,549,022
2,850,000		South Carolina Jobs-EDA, EDRBs, (Series 2002A), 5.50% (Bon Secours Health System)/(Original Issue Yield: 5.75%), 11/15/2023	3,033,939
2,795,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	2,975,445
		TOTAL	10,709,576
		South Dakota--1.1%
2,225,000		South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	2,411,611
2,420,000		South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (FSA INS), 11/1/2020	2,533,304
		TOTAL	4,944,915
		Tennessee--1.6%
1,000,000		Harpeth Valley Utilities District, TN, Revenue Bonds, 5.05% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.08%), 9/1/2020	1,028,170
1,880,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012 @100)/(Original Issue Yield: 6.57%), 9/1/2021	2,167,302
1,120,000		Shelby County, TN Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/(United States Treasury PRF 9/1/2012 @100)/(Original Issue Yield: 6.57%), 9/1/2021	1,291,158
935,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012 @101)/(Original Issue Yield: 6.45%), 9/1/2022	1,058,654
1,565,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012 @101)/(Original Issue Yield: 6.45%), 9/1/2022	1,771,971
		TOTAL	7,317,255
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--7.2%
$3,000,000		Alliance Airport Authority Inc., TX, Special Facilities Revenue Refunding Bonds, 4.85% (FedEx Corp.), 4/1/2021	$3,027,540
4,600,000		Austin, TX Electric Utility System, Revenue Refunding Bonds, 5.25% (MBIA Insurance Corp. INS), 11/15/2022	4,939,940
3,965,000		Brazos River Authority, TX, Refunding PCRBs (Series 2001C), 5.75% TOBs (TXU Energy Co. LLC), Mandatory Tender 11/1/2011	4,211,702
2,000,000		Comal County, TX HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(Original Issue Yield: 6.28%), 2/1/2022	2,161,920
3,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.00% (Wise Regional Health System)/(Original Issue Yield: 7.125%), 9/1/2025	3,281,640
1,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003A), 5.20% (Waste Management, Inc.), 5/1/2028	1,025,000
2,200,000		Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. LOC), 6/1/2011	2,422,288
4,000,000		Harris County, TX HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/(MBIA Insurance Corp. LOC), 6/1/2012	4,469,200
600,000		Matagorda County, TX Navigation District No. 1, COL Revenue Refunding Bonds, 5.60% (Centerpoint Energy Houston Electric), 3/1/2027	632,778
2,300,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	2,379,097
2,165,000		Richardson, TX Hospital Authority, Refunding & Improvement Hospital Revenue Bonds, 5.875% (Richardson Regional Medical Center)/(Original Issue Yield: 6.05%), 12/1/2024	2,355,282
1,000,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 5.20% (TXU Energy Co. LLC), 5/1/2028	1,033,980
1,000,000		Sam Rayburn, TX Municipal Power Agency, Revenue Refunding Bonds (Series 2002A), 6.00%, 10/1/2021	1,060,360
1,000,000		Texas Water Development Board, State Revolving Funds Revenue Bonds, (Series B), 5.00% (Original Issue Yield: 5.28%), 7/15/2019	1,019,110
		TOTAL	34,019,837
		Utah--3.8%
13,500,000		Salt Lake City, UT Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/(Escrowed In Treasuries COL)/(Original Issue Yield: 8.17%), 5/15/2015	16,044,750
2,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	2,107,960
		TOTAL	18,152,710
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Virginia--4.4%
$3,000,000		Chesapeake, VA IDA, PCRBs, 5.25% (Virginia Electric & Power Co.), 2/1/2008	$3,007,620
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018	5,386,400
3,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625% (Original Issue Yield: 5.78%), 6/1/2037	3,161,250
3,900,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co.), 4/1/2033	4,232,982
5,000,000	[1,2]	Virginia State Housing Development Authority, Municipal Securities Trust Certificates (Series 7018), 5.84%, 1/1/2033	5,122,900
		TOTAL	20,911,152
		Washington--3.2%
1,000,000		Seattle, WA Water System, Revenue Bonds, 5.25%, 3/1/2013	1,032,750
1,235,000		Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit Valley Hospital), 12/1/2030	1,290,983
5,595,000		Washington State Convention & Trade Center, Lease Revenue COP, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 7/1/2013	5,800,225
6,675,000		Washington State, UT GO Bonds, (Series A), 5.625% (Original Issue Yield: 5.66%), 7/1/2022	7,093,589
		TOTAL	15,217,547
		Wisconsin--4.6%
1,000,000		Marinette County, WI, UT GO Refunding Bonds, 6.50% (FGIC INS), 9/1/2018	1,103,240
1,780,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp. INS), 11/1/2022	1,847,053
5,500,000		Wisconsin State HEFA, Revenue Refunding Bonds, 5.75% (Wheaton Franciscan HealthCare)/(Original Issue Yield: 5.96%), 8/15/2025	5,922,730
300,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	319,662
430,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	465,853
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Fort Healthcare, Inc.)/(Original Issue Yield: 5.84%), 5/1/2029	2,172,520
1,340,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	1,456,607
2,650,000		Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.25% (Vernon Memorial Healthcare, Inc.)/(Original Issue Yield: 5.28%), 3/1/2035	2,705,571
2,000,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	2,190,800
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	1,728,485
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin--continued
$1,250,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026	$1,300,438
500,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.375% (Marshfield Clinic, WI), 2/15/2034	526,455
		TOTAL	21,739,414
		Wyoming--0.7%
2,000,000		Sweetwater County, WY, Solid Waste Disposal Revenue Refunding Bonds (Series 2005), 5.60% (FMC Corp.), 12/1/2035	2,107,280
1,000,000		University of Wyoming, University Facilities Improvement Revenue Bonds, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.70%), 6/1/2019	1,045,080
		TOTAL	3,152,360
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $434,102,598)	462,005,587
		SHORT-TERM MUNICIPALS--0.6% [3]
		Michigan--0.3%
1,100,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.750%, 10/5/2006	1,100,000
		Tennessee--0.3%
1,500,000		Sevier County, TN Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.800%, 10/2/2006	1,500,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	2,600,000
		OTHER--0.3%
1,500,000	[1,2]	GMAC Municipal Mortgage Trust, Pfd., (Series B-2), 5.50%, 10/31/2040 (IDENTIFIED COST $1,500,000)	1,544,640
		TOTAL MUNICIPAL INVESTMENTS--98.6% (IDENTIFIED COST $438,202,598) [4]	466,150,227
		OTHER ASSETS AND LIABILITIES - NET--1.4%	6,672,297
		TOTAL NET ASSETS--100%	$472,822,524

Securities that are subject to the federal alternative minimum tax (AMT) represent 12.7% of the portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2006, these restricted securities amounted to $46,669,969, which represented 9.9% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At September 30, 2006, these liquid restricted securities amounted to $38,692,313, which represented 8.2% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $438,185,351.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificates of Participation
EDA	--Economic Development Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multi-Family Housing
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $438,202,598)		$466,150,227
Cash		56,011
Income receivable		7,391,291
Receivable for shares sold		364,339
TOTAL ASSETS		473,961,868
Liabilities:
Payable for shares redeemed	$335,383
Payable for distribution services fee (Note 5)	26,388
Payable for shareholder services fee (Note 5)	176,381
Payable for transfer and dividend disbursing agent fees and expenses	83,695
Income distribution payable	511,579
Accrued expenses	5,918
TOTAL LIABILITIES		1,139,344
Net assets for 44,221,824 shares outstanding		$472,822,524
Net Assets Consist of:
Paid-in capital		$468,491,195
Net unrealized appreciation of investments		27,947,629
Accumulated net realized loss on investments, futures contracts and swap contracts		(23,618,386)
Undistributed net investment income		2,086
TOTAL NET ASSETS		$472,822,524
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($430,108,534 ÷ 40,226,860 shares outstanding), $0.01 par value, 375,000,000 shares authorized		$10.69
Offering price per share (100/95.50 of $10.69) [1]		$11.19
Redemption proceeds per share		$10.69
Class B Shares:
Net asset value per share ($29,606,327 ÷ 2,769,041 shares outstanding), $0.01 par value, 250,000,000 shares authorized		$10.69
Offering price per share		$10.69
Redemption proceeds per share (94.50/100 of $10.69) [1]		$10.10
Class C Shares:
Net asset value per share ($13,107,663 ÷ 1,225,923 shares outstanding), $0.01 par value, 375,000,000 shares authorized		$10.69
Offering price per share (100/99.00 of $10.69) [1]		$10.80
Redemption proceeds per share (99.00/100 of $10.69) [1]		$10.58

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2006 (unaudited)

Investment Income:
Interest			$12,404,032
Expenses:
Investment adviser fee (Note 5)		$1,271,614
Administrative personnel and services fee (Note 5)		189,214
Custodian fees		19,823
Transfer and dividend disbursing agent fees and expenses		157,986
Directors'/Trustees' fees		7,337
Auditing fees		10,497
Legal fees		6,439
Portfolio accounting fees		71,124
Distribution services fee--Class B Shares (Note 5)		117,476
Distribution services fee--Class C Shares (Note 5)		50,227
Shareholder services fee--Class A Shares (Note 5)		527,335
Shareholder services fee--Class B Shares (Note 5)		39,159
Shareholder services fee--Class C Shares (Note 5)		16,032
Share registration costs		22,523
Printing and postage		22,740
Insurance premiums		5,056
Taxes		16,398
Miscellaneous		3,079
TOTAL EXPENSES		2,554,059
Waivers and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(8,005)
Waiver of shareholder services fee--Class A Shares	(48,394)
Reimbursement of shareholder services fee--Class A Shares	(241,951)
TOTAL WAIVERS AND REIMBURSEMENT		(298,350)
Net expenses			2,255,709
Net investment income			10,148,323
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			478,712
Net realized gain on futures contracts			37,376
Net change in unrealized appreciation of investments			4,364,163
Net change in unrealized appreciation of futures contracts			(129,273)
Net realized and unrealized gain on investments and futures contracts			4,750,978
Change in net assets resulting from operations			$14,899,301

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2006	Year Ended 3/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,148,323	$21,134,709
Net realized gain on investments and futures contracts	516,088	2,587,382
Net change in unrealized appreciation/depreciation of investments and futures contracts	4,234,890	(4,981,912)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,899,301	18,740,179
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,561,145)	(19,896,863)
Class B Shares	(556,767)	(1,337,097)
Class C Shares	(238,401)	(502,940)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,356,313)	(21,736,900)
Share Transactions:
Proceeds from sale of shares	21,217,232	47,759,811
Proceeds from shares issued in connection with the tax-free transfer of assets from North Track Tax-Exempt Fund	--	30,342,940
Net asset value of shares issued to shareholders in payment of distributions declared	7,113,652	14,710,054
Cost of shares redeemed	(42,818,704)	(86,870,064)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(14,487,820)	5,942,741
Change in net assets	(9,944,832)	2,946,020
Net Assets:
Beginning of period	482,767,356	479,821,336
End of period (including undistributed net investment income of $2,086 and $210,076, respectively)	$472,822,524	$482,767,356

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2006 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations, and state and local taxes.

On April 29, 2005, the Fund received assets from the North Track Tax-Exempt Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	North Track Tax-Exempt Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Prior to Combination	Net Assets of North Track Tax-Exempt Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,817,357	$30,342,940	$2,052,038	$484,680,128	$30,342,940	$515,023,068

1 Unrealized Appreciation is included in the North Track Tax-Exempt Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

investments in other open-end regulated investment companies are valued at net asset value; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended September 30, 2006, the Fund had no realized gains or losses on swap contracts.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

Swap contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Futures Contracts

The Fund may periodically sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended September 30, 2006, the Fund had net realized gains on future contracts of $37,376.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2006, is as follows:

Security	Acquisition Date	Acquisition Cost
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	3/30/2005	$1,000,000
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management, Inc.), 11/1/2023	10/28/2005	$3,000,000
Kansas City, MO IDA, MFH Revenue Bonds, 6.70% (Woodbridge Apartments Project), 8/1/2015	7/27/1999	$ 605,000
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$3,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 9/30/2006		Year Ended 3/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,858,094	$19,607,260	3,900,768	$41,873,753
Shares issued in connection with tax-free transfer of assets from North Track Tax-Exempt Fund	--	--	2,817,357	30,342,940
Shares issued to shareholders in payment of distributions declared	626,579	6,622,986	1,270,156	13,617,199
Shares redeemed	(3,437,157)	(36,292,804)	(6,594,934)	(70,647,081)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(952,484)	$(10,062,558)	1,393,347	$15,186,811

	Six Months Ended 9/30/2006		Year Ended 3/31/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	89,527	$944,788	194,525	$2,084,689
Shares issued to shareholders in payment of distributions declared	33,504	354,048	74,273	796,449
Shares redeemed	(470,742)	(4,968,913)	(1,204,513)	(12,920,925)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(347,711)	$(3,670,077)	(935,715)	$(10,039,787)

	Six Months Ended 9/30/2006		Year Ended 3/31/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	63,013	$665,184	353,665	$3,801,369
Shares issued to shareholders in payment of distributions declared	12,927	136,618	27,648	296,406
Shares redeemed	(147,558)	(1,556,987)	(308,353)	(3,302,058)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(71,618)	$(755,185)	72,960	$795,717
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,371,813)	$(14,487,820)	530,592	$5,942,741

4. FEDERAL TAX INFORMATION

At September 30, 2006, the cost of investments for federal tax purposes was $438,185,351. The net unrealized appreciation of investments for federal tax purposes was $27,964,876. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,993,059 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,183.

At March 31, 2006, the Fund had a capital loss carryforward of $24,020,462 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 1,560,381
2008	$21,809,366
2009	$ 650,715

As a result of the tax-free transfer of assets from North Track Tax-Exempt Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) 0.30% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2006, FSC retained $12,863 of fees paid by the Fund.

Sales Charges

For the six months ended September 30, 2006, FSC retained $13,105 in sales charges from the sale of Class A Shares. FSC also retained $433 of contingent deferred sales charges relating to redemptions of Class A Shares and $102 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended September 30, 2006, FSSC voluntarily waived $48,394 of its fee and voluntarily reimbursed $241,951 of shareholder services fees. For the six months ended September 30, 2006, FSSC received $6,179 of fees paid by the Fund.

Interfund Transactions

During the six months ended September 30, 2006, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $51,995,000 and $47,000,000, respectively.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2006, were as follows:

Purchases	$46,743,162
Sales	$59,872,710

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. SUBSEQUENT EVENT

On October 27, 2006, the Fund received a tax-free transfer of assets from Sentinel Tax-Free Income Fund.

Evaluation and Approval of Advisory Contract

FEDERATED MUNICIPAL SECURITIES FUND, INC. (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Got to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313913105
Cusip 313913204
Cusip 313913303

8110104 (11/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MUNICIPAL SECURITIES FUND, INC.

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        NOVEMBER 21, 2006

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/  J. CHRISTOPHER DONAHUE
                 J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        NOVEMBER 21, 2006

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        NOVEMBER 21, 2006